DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers FTSE Developed ex US Multifactor ETF

November 30, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Australia - 10.6%
Adbri Ltd.	4,283	$4,933
AGL Energy Ltd.	50,622	269,856
ALS Ltd.	3,615	29,342
Altium Ltd.	199	5,063
Alumina Ltd.	15,413	15,638
AMP Ltd.*	7,686	7,000
Ampol Ltd.	17,243	330,147
Ansell Ltd.	1,133	21,875
APA Group(a)	17,797	133,370
Aristocrat Leisure Ltd.	1,546	36,268
ASX Ltd.	1,181	55,736
Atlas Arteria Ltd.(a)	8,727	41,087
Aurizon Holdings Ltd.	85,820	218,975
Australia & New Zealand Banking Group Ltd.	1,057	17,513
Bank of Queensland Ltd.	1,006	4,837
Beach Energy Ltd.	20,366	24,278
Bendigo & Adelaide Bank Ltd.	5,162	31,631
BHP Group Ltd.	2,088	63,652
BlueScope Steel Ltd.	7,236	84,949
Boral Ltd.(b)	8,550	17,350
Brambles Ltd.	35,478	287,729
carsales.com Ltd.	857	13,109
Challenger Ltd.	2,740	13,377
Charter Hall Group REIT	4,769	44,553
Cleanaway Waste Management Ltd.	25,641	47,394
Cochlear Ltd.	788	112,954
Coles Group Ltd.	20,825	236,393
Commonwealth Bank of Australia	163	11,774
Computershare Ltd.	7,050	131,443
CSL Ltd.	104	20,902
CSR Ltd.	22,311	72,467
Deterra Royalties Ltd.	19,674	60,872
Dexus REIT	1,344	7,201
Downer EDI Ltd.	13,780	47,711
EBOS Group Ltd.	1,494	37,998
Endeavour Group Ltd.	45,081	210,430
Fortescue Metals Group Ltd.	2,592	33,641
Goodman Group REIT	9,329	119,455
GPT Group REIT	68,706	206,136
Harvey Norman Holdings Ltd.	19,798	56,350
IGO Ltd.	555	5,724
Iluka Resources Ltd.	12,567	84,919
Incitec Pivot Ltd.	13,443	36,011
Insurance Australia Group Ltd.	16,181	51,798
JB Hi-Fi Ltd.	6,798	203,457
Lendlease Corp. Ltd.(a)	548	2,793
Lottery Corp. Ltd.*	15,549	48,005
Macquarie Group Ltd.	645	77,195
Medibank Pvt Ltd.	134,889	264,682
Metcash Ltd.	64,543	181,110
Mineral Resources Ltd.	92	5,386
Mirvac Group REIT	35,254	52,649
Newcrest Mining Ltd.	996	13,214
NEXTDC Ltd.*	278	1,838
Northern Star Resources Ltd.	1,940	13,772
Nufarm Ltd	2,178	8,781
Orica Ltd.	2,245	22,297
Origin Energy Ltd.	4,443	23,387
Orora Ltd.	64,839	135,479
OZ Minerals Ltd.	3,959	72,726
Perpetual Ltd.(b)	1,024	17,144
Qantas Airways Ltd.*	3,284	13,724
QBE Insurance Group Ltd.	14,239	122,726
Qube Holdings Ltd.	23,337	43,448

Ramsay Health Care Ltd.	1,338	58,970
REA Group Ltd.	218	18,003
Reece Ltd.(b)	807	8,290
Region RE Ltd. REIT	83,740	154,783
Rio Tinto Ltd.	7,899	579,886
Santos Ltd.	1,437	7,121
Scentre Group REIT	18,686	37,167
SEEK Ltd.	1,344	19,874
Seven Group Holdings Ltd.(b)	2,116	29,702
Sims Ltd.	8,504	73,980
Sonic Healthcare Ltd.	8,405	181,699
South32 Ltd.	27,711	74,603
Stockland REIT	36,642	93,249
Suncorp Group Ltd.	7,155	57,117
Tabcorp Holdings Ltd.	166,035	117,865
Telstra Group Ltd.	17,467	46,557
TPG Telecom Ltd.	1,566	5,128
Transurban Group(a)	1,507	14,422
Treasury Wine Estates Ltd.	4,981	46,034
Vicinity Ltd. REIT	131,467	178,728
Washington H Soul Pattinson & Co. Ltd.(b)	1,255	23,794
Wesfarmers Ltd.	2,555	83,107
Westpac Banking Corp.	2,098	33,398
Whitehaven Coal Ltd.	4,205	28,273
Woodside Energy Group Ltd.	3,703	92,475
Woolworths Group Ltd.	398	9,188
Worley Ltd.	561	5,553

(Cost $6,855,221)		6,766,620

Austria - 0.2%
ANDRITZ AG	1,185	63,386
OMV AG	240	12,395
Telekom Austria AG*	6,024	36,409
Verbund AG	76	6,734
voestalpine AG	704	18,818

(Cost $116,940)		137,742

Belgium - 1.1%
Ackermans & van Haaren NV	260	40,424
Ageas SA/NV	394	15,607
Anheuser-Busch InBev SA/NV	87	5,021
D’ieteren Group	212	39,444
Elia Group SA/NV	1,618	226,572
Etablissements Franz Colruyt NV	285	7,389
Groupe Bruxelles Lambert NV	103	8,126
KBC Group NV	148	8,037
Proximus SADP	5,311	54,674
Sofina SA	147	31,119
Solvay SA	422	40,792
UCB SA	798	63,087
Umicore SA	1,156	40,707
Warehouses De Pauw CVA REIT	3,521	91,723

(Cost $816,607)		672,722

Bermuda - 0.0%
Hiscox Ltd.
(Cost $10,998)	898	10,700

Canada - 5.5%
Agnico Eagle Mines Ltd.	446	22,288
Alimentation Couche-Tard, Inc.	1,872	84,618
Bank of Montreal	180	17,444
Bank of Nova Scotia(b)	83	4,297
Barrick Gold Corp.	2,918	47,245
BCE, Inc.	665	31,423
Brookfield Asset Management, Inc., Class A	192	8,982
Canadian Imperial Bank of Commerce	362	17,300
Canadian National Railway Co.	512	65,219
Canadian Natural Resources Ltd.	114	6,753
Canadian Pacific Railway Ltd.	109	8,855
Canadian Tire Corp. Ltd., Class A	968	108,774
Canadian Utilities Ltd., Class A	3,175	86,161
CGI, Inc.*	1,973	170,915
Constellation Software, Inc.	31	49,586
Dollarama, Inc.	2,723	165,364
Enbridge, Inc.	749	30,690
Fairfax Financial Holdings Ltd.	1,040	592,057
Fortis, Inc.	3,022	120,684
Franco-Nevada Corp.	567	82,179
George Weston Ltd.	1,574	195,574
Great-West Lifeco, Inc.	550	13,015
Hydro One Ltd., 144A	3,432	95,236
IGM Financial, Inc.	1,453	41,831
Imperial Oil Ltd.	266	15,016
Intact Financial Corp.	1,250	185,568
Loblaw Cos. Ltd.	1,488	133,247
Magna International, Inc.	1,523	93,052
Manulife Financial Corp.	2,549	45,557
Metro, Inc.	5,772	329,366
National Bank of Canada	841	59,509
Nutrien Ltd.	456	36,364
Power Corp. of Canada	1,410	35,195
Restaurant Brands International, Inc.	398	26,225
Royal Bank of Canada	127	12,532
Saputo, Inc.	2,346	57,798
Shaw Communications, Inc., Class B	3,755	101,679
Sun Life Financial, Inc.	1,396	65,635
Suncor Energy, Inc.	1,356	44,240
TC Energy Corp.	623	27,389
Teck Resources Ltd., Class B	318	11,695
TELUS Corp.	1,272	26,872
Thomson Reuters Corp.	510	59,585
Toronto-Dominion Bank	218	14,397
Tourmaline Oil Corp.	814	49,157
Wheaton Precious Metals Corp.	962	37,254

(Cost $3,046,943)		3,533,822

Chile - 0.1%
Antofagasta PLC
(Cost $38,170)	2,836	47,571

China - 0.2%
Lenovo Group Ltd.	78,570	66,234

Want Want China Holdings Ltd.	79,103	53,712

(Cost $123,280)		119,946

Denmark - 0.9%
A.P. Moller - Maersk A/S, Class A	13	27,048
A.P. Moller - Maersk A/S, Class B	16	33,999
Carlsberg A/S, Class B	1,076	133,076
Chr Hansen Holding A/S	165	9,973
Coloplast A/S, Class B	435	50,198
Danske Bank A/S	1,133	19,998
Demant A/S*	277	7,669
DSV A/S	58	8,985
Genmab A/S*	106	47,969
H Lundbeck A/S	3,022	11,048
H Lundbeck A/S, Class A*	1,741	6,043
Novo Nordisk A/S, Class B	162	19,825
Novozymes A/S, Class B	1,465	83,231
Orsted AS, 144A	140	12,026
Royal Unibrew A/S	394	26,513
SimCorp A/S	87	5,524
Tryg A/S	1,590	36,428
Vestas Wind Systems A/S	168	4,174

(Cost $548,860)		543,727

Finland - 1.6%
Elisa OYJ	2,529	129,574
Fortum OYJ	397	6,219
Huhtamaki OYJ	397	14,340
Kesko OYJ, Class B	3,010	63,504
Kojamo OYJ	9,200	135,271
Kone OYJ, Class B	1,235	60,415
Metso Outotec OYJ	610	5,620
Neste OYJ	319	16,206
Nokia OYJ	4,033	19,322

Nordea Bank Abp*	1,420	14,639
Orion OYJ, Class B	2,890	150,986
Sampo OYJ, Class A	2,375	118,701
Stora Enso OYJ, Class R	6,462	92,984
UPM-Kymmene OYJ	3,108	111,909
Valmet OYJ(b)	2,543	64,203
Wartsila OYJ Abp	2,372	20,120

(Cost $1,178,443)		1,024,013

France - 4.5%
Air Liquide SA	364	51,804
Airbus SE	43	4,835
ALD SA, 144A(b)	1,157	11,425
Alstom SA	296	7,577
Amundi SA, 144A	347	19,115
Arkema SA	769	66,606
AXA SA	487	13,549
BioMerieux	338	33,431
BNP Paribas SA	147	8,087
Bollore SE	10,152	56,028
Bouygues SA	3,073	93,531
Bureau Veritas SA	2,050	52,812
Capgemini SE	203	35,742
Carrefour SA	18,151	306,970
Cie de L’Odet SE	8	10,544
Cie de Saint-Gobain	1,069	48,150
Cie Generale des Etablissements Michelin SCA	3,942	108,474
Credit Agricole SA	460	4,552
Danone SA	1,264	65,178
Dassault Aviation SA	527	82,045
Dassault Systemes SE	187	6,755
Edenred	1,205	65,113
Eiffage SA	1,853	179,232
Electricite de France SA	920	11,367
Engie SA	9,570	143,076
EssilorLuxottica SA	83	15,152
Eurazeo SE	1,856	114,375
Euroapi SA*	759	13,356
Gecina SA REIT	185	17,763
Getlink SE	1,069	17,430
Hermes International	6	9,529
Ipsen SA	504	55,631
JCDecaux SE*	361	6,430
Kering SA	25	14,606
La Francaise des Jeux SAEM, 144A	199	7,831
Legrand SA	597	47,627
L’Oreal SA	23	8,402
LVMH Moet Hennessy Louis Vuitton SE	10	7,592
Orange SA(b)	19,734	198,477
Pernod Ricard SA(b)	220	42,802
Publicis Groupe SA	1,231	79,092
Remy Cointreau SA	226	38,349
Renault SA*	527	18,889
Rexel SA*	1,044	18,758
Sanofi	423	37,666
Sartorius Stedim Biotech	14	4,660
Schneider Electric SE	165	23,601
SEB SA	200	15,486
Societe Generale SA	188	4,644
Sodexo SA	368	34,746
Somfy SA	119	17,595
Teleperformance	147	32,603
Thales SA	294	36,977
TotalEnergies SE	478	29,683
Ubisoft Entertainment SA*	231	6,322
Veolia Environnement SA	4,918	124,469
Vinci SA	685	68,147
Vivendi SE	19,636	173,472
Wendel SE	506	46,083

(Cost $2,926,229)		2,874,243

Germany - 2.6%
adidas AG	49	6,168
Allianz SE	36	7,575
BASF SE	1,292	64,540

Bayer AG	690	39,345
Bayerische Motoren Werke AG	770	68,429
Bechtle AG	115	4,070
Beiersdorf AG	463	49,556
Brenntag SE	519	32,053
Carl Zeiss Meditec AG	41	5,452
Continental AG	111	6,547
Covestro AG, 144A	905	35,568
CTS Eventim AG & Co. KGaA*	252	15,413
Daimler Truck Holding AG*	1,641	53,004
Deutsche Boerse AG	54	9,780
Deutsche Post AG	989	38,523
Deutsche Telekom AG	2,250	44,958
E.ON SE	17,303	162,554
Evonik Industries AG	1,682	32,429
Fielmann AG	75	2,687
Fresenius Medical Care AG & Co. KGaA	411	12,577
Fresenius SE & Co. KGaA	583	15,944
FUCHS PETROLUB SE	552	16,255
GEA Group AG	2,065	82,668
Hannover Rueck SE	128	23,934
HeidelbergCement AG	1,153	61,876
Henkel AG & Co. KGaA	372	24,399
HOCHTIEF AG	80	4,542
Infineon Technologies AG	132	4,284
Knorr-Bremse AG	76	4,244
LEG Immobilien SE	944	59,000
Mercedes-Benz Group AG	596	39,520
Merck KGaA	363	64,960
METRO AG*	1,251	10,955

MTU Aero Engines AG	127	26,205
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	101	31,323
Puma SE	60	3,009
Rational AG	13	7,931
Rheinmetall AG	85	17,014
RWE AG	6,516	281,786
SAP SE	75	8,067
Scout24 SE, 144A	641	34,294
Siemens AG	96	12,971
Siemens Energy AG	638	10,386
Symrise AG	214	24,007
Talanx AG	70	3,068
Telefonica Deutschland Holding AG	30,986	72,998
United Internet AG	769	15,979
Vantage Towers AG(b)	424	14,285
Vonovia SE	238	5,756
Wacker Chemie AG	69	8,607

(Cost $1,798,945)		1,681,495

Hong Kong - 2.6%
AIA Group Ltd.	1,856	18,666
ASMPT Ltd.	2,402	17,664
Bank of East Asia Ltd.	7,409	8,495
BOC Hong Kong Holdings Ltd.	5,144	16,311
Budweiser Brewing Co. APAC Ltd., 144A	2,691	7,723
Cafe de Coral Holdings Ltd.	10,227	14,779
Cathay Pacific Airways Ltd.*	5,732	5,919
China Travel International Investment Hong Kong Ltd.*	39,453	7,430
Chow Tai Fook Jewellery Group Ltd.	8,245	14,429
CK Asset Holdings Ltd.	14,468	86,283
CK Hutchison Holdings Ltd.	29,302	170,057
CK Infrastructure Holdings Ltd.	5,178	26,071
CLP Holdings Ltd.	9,933	72,027
Dah Sing Financial Holdings Ltd.	1,824	4,061
DFI Retail Group Holdings Ltd.	3,900	9,984
ESR Group Ltd., 144A	1,656	3,742
First Pacific Co. Ltd.	83,196	26,007
Hang Lung Group Ltd.	5,805	10,189
Hang Lung Properties Ltd.	3,576	6,588
Hang Seng Bank Ltd.	803	12,366
Henderson Land Development Co. Ltd.	3,943	12,982
Hong Kong & China Gas Co. Ltd.	16,058	13,660
Hong Kong Exchanges & Clearing Ltd.	150	5,880
Hutchison Port Holdings Trust, Class U	186,300	34,652
Hutchison Telecommunications Hong Kong Holdings Ltd.	88,952	12,764
Hysan Development Co. Ltd.	5,539	14,583
Jardine Matheson Holdings Ltd.	5,200	251,264
Kerry Logistics Network Ltd.	13,938	24,428
Kerry Properties Ltd.	32,833	62,591
Link REIT	8,516	57,279
MTR Corp. Ltd.	2,696	12,970
New World Development Co. Ltd.	3,383	8,009
NWS Holdings Ltd.	22,261	18,281
PCCW Ltd.	193,338	84,216
Power Assets Holdings Ltd.	26,625	136,954
Sino Land Co. Ltd.	59,654	74,209
SITC International Holdings Co. Ltd.	9,093	19,851
Sun Hung Kai Properties Ltd.	2,664	31,980
Swire Pacific Ltd., Class A	6,772	52,967
Swire Pacific Ltd., Class B	17,961	21,561
Swire Properties Ltd.	1,699	3,805
VTech Holdings Ltd.	4,326	27,462
WH Group Ltd., 144A	164,415	96,262
Wharf Holdings Ltd.	4,459	12,025
Wharf Real Estate Investment Co. Ltd.	3,045	14,044
Xinyi Glass Holdings Ltd.	8,649	16,577
Yue Yuen Industrial Holdings Ltd.	3,067	3,831

(Cost $1,904,179)		1,663,878

Ireland - 0.6%
CRH PLC	1,659	65,050
DCC PLC	2,976	155,551
Experian PLC	1,483	51,305
Glanbia PLC	1,935	23,072
James Hardie Industries PLC CDI	1,073	20,983

Kerry Group PLC, Class A	368	34,307
Kingspan Group PLC	106	5,832
Smurfit Kappa Group PLC	1,297	45,813

(Cost $425,946)		401,913

Israel - 2.2%
Airport City Ltd.*	5,167	89,988
Alony Hetz Properties & Investments Ltd.	4,393	50,292
Amot Investments Ltd.	4,845	30,696
Ashtrom Group Ltd.	452	9,365
Azrieli Group Ltd.	510	35,490
Bank Hapoalim BM	6,135	58,002
Bank Leumi Le-Israel BM	6,752	60,136
Bezeq The Israeli Telecommunication Corp. Ltd.	82,239	150,162
Big Shopping Centers Ltd.	152	17,415
Elbit Systems Ltd.	494	85,047
Elco Ltd.	170	9,632
Electra Ltd.	16	9,182
Energix-Renewable Energies Ltd.	1,297	4,699
Enlight Renewable Energy Ltd.*	7,679	16,999
First International Bank Of Israel Ltd.	308	13,221
Fox Wizel Ltd.	63	6,957
Gav-Yam Lands Corp. Ltd.	2,148	18,091
Harel Insurance Investments & Financial Services Ltd.	1,620	15,706
ICL Group Ltd.	16,568	134,837
Israel Corp. Ltd.	48	19,171
Israel Discount Bank Ltd., Class A	9,884	57,380

Melisron Ltd.	352	26,005
Mivne Real Estate KD Ltd.	22,157	73,336
Mizrahi Tefahot Bank Ltd.	823	29,792
Nice Ltd.*	127	23,815
Nova Ltd.*	236	19,337
OPC Energy Ltd.*	495	5,449
Paz Oil Co. Ltd.*	737	97,724
Phoenix Holdings Ltd.	2,084	23,762
Sapiens International Corp NV	187	3,596
Shapir Engineering and Industry Ltd.	1,222	10,384
Shufersal Ltd.	7,503	48,298
Strauss Group Ltd.	2,384	58,855
Teva Pharmaceutical Industries Ltd.*	741	6,336
Tower Semiconductor Ltd.*	1,734	76,088

(Cost $1,306,059)		1,395,245

Italy - 1.7%
A2A SpA	39,571	52,031
Amplifon SpA	131	3,622
Assicurazioni Generali SpA	1,617	28,204
Atlantia SpA	1,478	34,895
Banca Mediolanum SpA	948	7,866
Buzzi Unicem SpA	2,185	41,374
Davide Campari-Milano NV	1,809	18,673
De’ Longhi SpA	262	5,757
Enel SpA	8,701	45,995
Eni SpA	11,866	175,008
Ferrari NV	208	45,382
Hera SpA	26,519	72,059
Infrastrutture Wireless Italiane SpA, 144A	1,304	12,753
Interpump Group SpA	182	7,964
Intesa Sanpaolo SpA	2,170	4,741
Italgas SpA	20,455	118,050
Leonardo SpA	2,270	17,913
Mediobanca Banca di Credito Finanziario SpA	930	8,823
Moncler SpA	713	36,010
Pirelli & C SpA, 144A	5,251	22,924
Poste Italiane SpA, 144A	380	3,672
PRADA SpA	1,151	6,304
Prysmian SpA	3,464	119,128
Recordati Industria Chimica e Farmaceutica SpA	1,043	43,644
Reply SpA	53	6,156
Snam SpA	10,565	52,955
Terna - Rete Elettrica Nazionale	9,271	69,780
UnipolSai Assicurazioni SpA	3,644	9,163

(Cost $1,128,552)		1,070,846

Japan - 30.1%
ABC-Mart, Inc.	663	33,117
Acom Co. Ltd.	1,800	4,141
Activia Properties, Inc. REIT(b)	4	12,240
Advance Residence Investment Corp. REIT	6	14,791
Advantest Corp.	100	6,543
Aeon Co. Ltd.	1,049	21,222
Aeon Mall Co. Ltd.	900	10,674
AEON REIT Investment Corp. REIT	15	17,156
AGC, Inc.	3,354	110,566
Aica Kogyo Co. Ltd.	914	21,190
Ain Holdings, Inc.	700	33,761
Air Water, Inc.	6,300	72,915
Aisin Corp.	2,693	72,661
Ajinomoto Co., Inc.	1,500	46,600
Alfresa Holdings Corp.	10,900	130,138
Amada Co. Ltd.	8,443	66,436
Amano Corp.	1,500	26,605
Anritsu Corp.	1,100	11,557
As One Corp.	200	8,757
Asahi Group Holdings Ltd.	692	21,810
Asahi Intecc Co. Ltd.	216	3,737
Asahi Kasei Corp.	8,019	58,559
Asics Corp.	400	8,471
ASKUL Corp.	900	10,197
Astellas Pharma, Inc.	5,983	91,241
Azbil Corp.	1,113	33,301
Bandai Namco Holdings, Inc.	1,600	103,712

Benesse Holdings, Inc.	1,000	14,268
Bic Camera, Inc.	4,900	44,421
BIPROGY, Inc.	600	14,125
Bridgestone Corp.	1,724	63,838
Brother Industries Ltd.	4,042	64,132
Calbee, Inc.	1,480	30,801
Canon Marketing Japan, Inc.	1,700	37,889
Canon, Inc.	7,422	170,843
Capcom Co. Ltd.	1,408	42,127
Casio Computer Co. Ltd.	1,000	9,603
Central Japan Railway Co.	100	11,918
Chiba Bank Ltd.	2,100	12,551
Chubu Electric Power Co., Inc.	5,831	53,822
Chugai Pharmaceutical Co. Ltd.	700	18,180
Chugin Financial Group, Inc.	800	5,550
Chugoku Electric Power Co., Inc.	1,983	10,161
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	12,556
COMSYS Holdings Corp.	1,634	28,888
Concordia Financial Group Ltd.	2,700	9,230
Cosmo Energy Holdings Co. Ltd.	900	25,025
Cosmos Pharmaceutical Corp.	90	9,004
Credit Saison Co. Ltd.	600	7,555
CyberAgent, Inc.	800	7,046
Dai Nippon Printing Co. Ltd.	10,607	215,956
Daicel Corp.	8,027	57,410
Daido Steel Co. Ltd.	255	8,068
Daifuku Co. Ltd.	126	6,357
Dai-ichi Life Holdings, Inc.	1,100	20,051

Daiichi Sankyo Co. Ltd.	200	6,476
Daiichikosho Co. Ltd.	700	20,517
Daikin Industries Ltd.	84	13,487
Daio Paper Corp.	800	6,100
Daito Trust Construction Co. Ltd.	1,785	195,974
Daiwa House Industry Co. Ltd.	3,402	77,017
Daiwa House REIT Investment Corp. REIT	6	13,222
Daiwa Office Investment Corp. REIT	1	4,852
Daiwa Securities Living Investments Corp. REIT	13	10,993
DeNA Co. Ltd.	500	6,629
Denka Co. Ltd.	1,100	26,093
Denso Corp.	344	18,524
Dentsu Group, Inc.	1,800	56,758
DIC Corp.	700	12,571
Disco Corp.	159	46,262
DMG Mori Co. Ltd.	700	9,185
Dowa Holdings Co. Ltd.	3,200	103,655
East Japan Railway Co.	500	27,988
Ebara Corp.	1,500	56,543
Electric Power Development Co. Ltd.	11,176	169,634
ENEOS Holdings, Inc.	95,920	320,329
EXEO Group, Inc.	2,072	31,583
Ezaki Glico Co. Ltd.	900	23,122
Fancl Corp.	200	3,678
FANUC Corp.	196	28,605
Fast Retailing Co. Ltd.	11	6,370
FP Corp.	400	10,850
Frontier Real Estate Investment Corp. REIT	5	18,955
Fuji Electric Co. Ltd.	1,288	51,874
Fuji Media Holdings, Inc.	1,700	13,121
FUJIFILM Holdings Corp.	651	34,127
Fujitsu Ltd.	242	32,023
Fukuoka Financial Group, Inc.	900	17,356
Furukawa Electric Co. Ltd.	900	16,750
Fuyo General Lease Co. Ltd.	300	18,898
GLP J REIT	9	9,933
Goldwin, Inc.	300	20,252
GS Yuasa Corp.	638	9,880
GungHo Online Entertainment, Inc.	800	11,925
H.U. Group Holdings, Inc.	3,100	61,649
Hachijuni Bank Ltd.	4,300	15,993
Hakuhodo DY Holdings, Inc.	569	5,427
Hamamatsu Photonics KK	850	43,615
Hankyu Hanshin Holdings, Inc.	2,367	72,771
Haseko Corp.	13,497	146,732
Heiwa Corp.	1,100	19,274
Hikari Tsushin, Inc.	100	13,738
Hirogin Holdings, Inc.	1,600	7,247
Hirose Electric Co. Ltd.	440	57,389
Hisamitsu Pharmaceutical Co., Inc.	500	13,867
Hitachi Construction Machinery Co. Ltd.	600	13,802
Hitachi Ltd.	1,046	54,714
Hitachi Metals Ltd.*	300	4,672
Hitachi Transport System Ltd.	680	43,322
Honda Motor Co. Ltd.	4,345	104,499
Horiba Ltd.	300	13,416
Hoshizaki Corp.	626	20,793
House Foods Group, Inc.	857	16,668
Hoya Corp.	200	20,152
Hulic Co. Ltd.	3,348	27,664
Ibiden Co. Ltd.	200	7,897
Idemitsu Kosan Co. Ltd.	10,425	242,060
IHI Corp.	1,000	26,946
Iida Group Holdings Co. Ltd.	600	9,430
Industrial & Infrastructure Fund Investment Corp. REIT	9	10,262
INFRONEER Holdings, Inc.*	1,484	10,954
Inpex Corp.	6,699	73,596
Internet Initiative Japan, Inc.	1,400	24,581
Isetan Mitsukoshi Holdings Ltd.	1,500	14,232
Isuzu Motors Ltd.	3,800	48,855
ITOCHU Corp.	6,736	206,946
Itochu Techno-Solutions Corp.	800	19,206
Itoham Yonekyu Holdings, Inc.	2,700	13,235

Iwatani Corp.	1,000	41,350
Iyogin Holdings, Inc.	1,000	5,224
Izumi Co. Ltd.	800	17,285
J. Front Retailing Co. Ltd.	2,265	18,813
Japan Aviation Electronics Industry Ltd.	1,000	16,820
Japan Logistics Fund, Inc. REIT	3	6,891
Japan Metropolitan Fund Invest REIT	16	12,624
Japan Post Holdings Co. Ltd.	3,300	25,494
Japan Post Insurance Co. Ltd.	700	11,473
Japan Prime Realty Investment Corp. REIT	7	19,715
Japan Real Estate Investment Corp. REIT	6	26,186
Japan Steel Works Ltd.	200	4,185
Japan Tobacco, Inc.	5,164	104,194
JFE Holdings, Inc.	4,000	43,744
JTEKT Corp.	3,800	27,505
Kadokawa Corp.	400	7,290
Kagome Co. Ltd.	665	14,535
Kajima Corp.	9,000	99,971
Kaken Pharmaceutical Co. Ltd.	647	18,268
Kamigumi Co. Ltd.	5,732	114,977
Kandenko Co. Ltd.	6,792	42,249
Kaneka Corp.	1,122	28,142
Kansai Electric Power Co., Inc.	21,411	178,911
Kansai Paint Co. Ltd.	488	6,564
Kao Corp.	1,053	41,210
Kawasaki Heavy Industries Ltd.	1,843	38,646
KDDI Corp.	1,929	56,830
Keihan Holdings Co. Ltd.	1,200	29,755

Keikyu Corp.	4,400	45,406
Keio Corp.	400	14,677
Keisei Electric Railway Co. Ltd.	600	16,834
Kenedix Office Investment Corp. REIT	4	9,675
Kewpie Corp.	1,759	30,846
Keyence Corp.	11	4,504
Kikkoman Corp.	473	26,169
Kinden Corp.	3,700	39,005
Kintetsu Group Holdings Co. Ltd.	1,800	63,208
Kirin Holdings Co. Ltd.	2,812	43,629
Kobayashi Pharmaceutical Co. Ltd.	526	32,041
Kobe Bussan Co. Ltd.	300	7,686
Kobe Steel Ltd.	1,300	5,776
Koei Tecmo Holdings Co. Ltd.	724	12,323
Koito Manufacturing Co. Ltd.	600	9,309
Kokuyo Co. Ltd.	4,200	54,389
Komatsu Ltd.	3,970	90,445
Konami Group Corp.	1,182	54,636
Kose Corp.	200	20,768
K’s Holdings Corp.	8,411	68,715
Kubota Corp.	1,700	24,731
Kuraray Co. Ltd.	13,681	107,456
Kurita Water Industries Ltd.	828	36,196
Kyocera Corp.	1,672	83,648
Kyowa Kirin Co. Ltd.	500	11,377
Kyudenko Corp.	499	11,765
Kyushu Electric Power Co., Inc.	19,864	102,210
Kyushu Financial Group, Inc.	2,500	7,113
Kyushu Railway Co.	3,900	84,546
LaSalle Logiport REIT	7	8,092
Lawson, Inc.	600	21,177
Lintec Corp.	2,713	43,707
Lion Corp.	2,306	24,210
Lixil Corp.	1,411	21,326
Mabuchi Motor Co. Ltd.	1,100	32,557
Marubeni Corp.	23,291	258,381
Marui Group Co. Ltd.	1,379	23,066
Maruichi Steel Tube Ltd.	3,250	66,216
MatsukiyoCocokara & Co.	197	8,075
Mazda Motor Corp.	16,300	127,442
Mebuki Financial Group, Inc.	5,700	12,745
Medipal Holdings Corp.	6,551	85,913
MEIJI Holdings Co. Ltd.	1,769	83,671
MINEBEA MITSUMI, Inc.	1,471	23,645
MISUMI Group, Inc.	940	22,567
Mitsubishi Chemical Group Corp.	12,602	65,855
Mitsubishi Corp.	4,736	156,294
Mitsubishi Electric Corp.	12,174	120,178
Mitsubishi Estate Co. Ltd.	2,700	37,538
Mitsubishi Gas Chemical Co., Inc.	3,167	44,507
Mitsubishi HC Capital, Inc.	8,250	38,666
Mitsubishi Heavy Industries Ltd.	4,013	156,937
Mitsubishi Logistics Corp.	1,900	45,478
Mitsubishi Materials Corp.	4,100	64,259
Mitsubishi Motors Corp.*	10,500	47,857
Mitsubishi UFJ Financial Group, Inc.	1,200	6,494
Mitsui & Co. Ltd.	11,625	331,822
Mitsui Chemicals, Inc.	2,100	46,653
Mitsui Fudosan Co. Ltd.	1,700	33,826
Mitsui Fudosan Logistics Park, Inc. REIT	1	3,580
Mitsui Mining & Smelting Co. Ltd.	900	20,220
Mitsui OSK Lines Ltd.	2,474	59,660
Mizuho Financial Group, Inc.	3,180	39,129
MonotaRO Co. Ltd.	500	8,370
Mori Hills REIT Investment Corp. REIT	11	12,731
Morinaga & Co. Ltd.	1,900	50,312
MS&AD Insurance Group Holdings, Inc.	1,700	49,950
Murata Manufacturing Co. Ltd.	317	16,956
Nabtesco Corp.	800	19,550
Nagase & Co. Ltd.	965	13,963
Nagoya Railroad Co. Ltd.	2,900	46,948
Nankai Electric Railway Co. Ltd.	1,818	39,216
NEC Corp.	400	13,917

NEC Networks & System Integration Corp.	1,100	12,944
Nexon Co. Ltd.	900	18,666
NGK Insulators Ltd.	6,677	86,656
NGK Spark Plug Co. Ltd.	4,102	78,783
NH Foods Ltd.	500	13,258
NHK Spring Co. Ltd.	11,600	76,064
Nichirei Corp.	1,000	19,930
Nifco, Inc.	1,461	37,588
Nihon Kohden Corp.	800	18,317
Nikon Corp.	5,000	47,800
Nintendo Co. Ltd.	1,650	69,694
Nippon Accommodations Fund, Inc. REIT	4	17,973
Nippon Building Fund, Inc. REIT	8	36,692
Nippon Electric Glass Co. Ltd.	4,400	79,839
NIPPON EXPRESS HOLDINGS, Inc.	1,136	65,861
Nippon Kayaku Co. Ltd.	7,400	66,183
Nippon Prologis REIT, Inc. REIT(b)	5	12,093
Nippon Sanso Holdings Corp.	659	10,735
Nippon Shinyaku Co. Ltd.	200	11,595
Nippon Shokubai Co. Ltd.	1,700	67,128
Nippon Steel Corp.	8,613	135,330
Nippon Telegraph & Telephone Corp.	791	21,654
Nippon Television Holdings, Inc.	1,800	13,661
Nippon Yusen KK	4,000	87,057
Nipro Corp.	600	4,373
Nishi-Nippon Railroad Co. Ltd.	2,700	54,294
Nissan Chemical Corp.	1,083	52,311
Nissan Motor Co. Ltd.	7,700	27,105
Nisshin Seifun Group, Inc.	1,678	19,421
Nissin Foods Holdings Co. Ltd.	1,084	81,413
Nitori Holdings Co. Ltd.	232	25,878
Nitto Denko Corp.	2,443	150,740

Noevir Holdings Co. Ltd.	300	12,534
NOF Corp.	707	29,285
NOK Corp.	3,500	31,704
Nomura Real Estate Holdings, Inc.	1,386	32,976
Nomura Real Estate Master Fund, Inc. REIT	15	18,543
Nomura Research Institute Ltd.	130	2,791
NS Solutions Corp.	600	14,770
NSK Ltd.	4,900	26,688
NTT Data Corp.	917	13,814
Obayashi Corp.	17,862	131,078
Obic Co. Ltd.	100	15,551
Odakyu Electric Railway Co. Ltd.	700	9,040
Oji Holdings Corp.	31,188	118,011
OKUMA Corp.	600	22,402
Olympus Corp.	1,000	20,109
Omron Corp.	100	5,048
Ono Pharmaceutical Co. Ltd.	4,877	122,886
Open House Group Co. Ltd.	380	15,740
Oracle Corp.	300	17,264
Oriental Land Co. Ltd.	100	14,132
ORIX Corp.	5,936	94,034
Orix JREIT, Inc. REIT	13	18,027
Osaka Gas Co. Ltd.	16,029	243,755
OSG Corp.	1,800	24,973
Otsuka Corp.	508	16,637
Otsuka Holdings Co. Ltd.	1,734	58,280
PALTAC Corp.	882	27,274
Pan Pacific International Holdings Corp.	4,699	80,281
Panasonic Holdings Corp.	2,372	21,656
Penta-Ocean Construction Co. Ltd.	1,520	7,048
Persol Holdings Co. Ltd.	1,629	36,773
Pigeon Corp.	400	5,859
Recruit Holdings Co. Ltd.	326	10,114
Relo Group, Inc.	800	12,974
Rengo Co. Ltd.	7,512	46,620
Resona Holdings, Inc.	5,600	26,523
Resorttrust, Inc.	500	8,725
Ricoh Co. Ltd.	2,200	17,122
Rinnai Corp.	517	37,717
Rohm Co. Ltd.	414	32,191
Rohto Pharmaceutical Co. Ltd.	1,711	55,055
Ryohin Keikaku Co. Ltd.	500	5,192
Sankyo Co. Ltd.	3,109	119,423
Sankyu, Inc.	1,700	60,244
Sanrio Co. Ltd.	500	16,214
Santen Pharmaceutical Co. Ltd.	1,600	12,773
Sanwa Holdings Corp.	4,200	38,828
Sapporo Holdings Ltd.	800	20,582
SBI Holdings, Inc.	600	11,257
SCREEN Holdings Co. Ltd.	200	12,943
SCSK Corp.	1,000	15,780
Secom Co. Ltd.	2,735	166,307
Sega Sammy Holdings, Inc.	7,200	94,063
Seibu Holdings, Inc.	2,300	22,746
Seiko Epson Corp.	1,751	27,004
Seino Holdings Co. Ltd.	5,900	50,907
Sekisui Chemical Co. Ltd.	9,201	127,063
Sekisui House Ltd.	6,136	112,879
Sekisui House Reit, Inc. REIT	21	12,115
Seven & i Holdings Co. Ltd.	2,800	111,948
Seven Bank Ltd.	7,400	13,841
SG Holdings Co. Ltd.	1,160	17,707
Shikoku Electric Power Co., Inc.	5,300	28,600
Shimadzu Corp.	1,196	35,827
Shimamura Co. Ltd.	1,300	116,361
Shimano, Inc.	100	16,755
Shimizu Corp.	8,146	43,083
Shin-Etsu Chemical Co. Ltd.	300	37,774
Shinko Electric Industries Co. Ltd.	300	8,180
Shionogi & Co. Ltd.	800	39,845
Ship Healthcare Holdings, Inc.	600	11,923
Shiseido Co. Ltd.	400	16,623
Shizuoka Financial Group, Inc.	1,000	7,202

SHO-BOND Holdings Co. Ltd.	1,149	49,899
Showa Denko KK	1,100	17,248
Skylark Holdings Co. Ltd.*(b)	1,900	21,731
SMC Corp.	53	23,458
SoftBank Corp.	3,505	37,615
Sohgo Security Services Co. Ltd.	887	23,678
Sojitz Corp.	12,920	225,734
Sompo Holdings, Inc.	1,800	78,158
Sony Group Corp.	208	16,777
Sotetsu Holdings, Inc.	1,200	18,833
Square Enix Holdings Co. Ltd.	800	35,488
Stanley Electric Co. Ltd.	2,231	44,655
Subaru Corp.	4,564	76,912
Sugi Holdings Co. Ltd.	335	14,861
Sumitomo Bakelite Co. Ltd.	400	12,384
Sumitomo Chemical Co. Ltd.	31,300	111,706
Sumitomo Corp.	12,132	195,361
Sumitomo Electric Industries Ltd.	9,426	108,115
Sumitomo Forestry Co. Ltd.	8,483	144,139
Sumitomo Heavy Industries Ltd.	3,349	69,889
Sumitomo Metal Mining Co. Ltd.	3,769	125,462
Sumitomo Mitsui Financial Group, Inc.	500	16,744
Sumitomo Mitsui Trust Holdings, Inc.	600	18,949
Sumitomo Realty & Development Co. Ltd.	771	20,532
Sumitomo Rubber Industries Ltd.	4,600	39,163
Sundrug Co. Ltd.	1,688	44,275
Suntory Beverage & Food Ltd.	1,474	49,278
Suzuken Co. Ltd.	5,184	137,272
Suzuki Motor Corp.	1,342	47,250
Sysmex Corp.	127	7,570
Taiheiyo Cement Corp.	1,000	15,530
Taisei Corp.	5,434	162,194

Taisho Pharmaceutical Holdings Co. Ltd.	200	8,026
Takashimaya Co. Ltd.	5,500	70,396
Takeda Pharmaceutical Co. Ltd.	500	14,512
TDK Corp.	330	11,541
TechnoPro Holdings, Inc.	387	10,511
Teijin Ltd.	5,720	54,437
Terumo Corp.	216	6,258
THK Co. Ltd.	800	15,302
TIS, Inc.	2,800	78,056
Tobu Railway Co. Ltd.	2,300	54,558
Toda Corp.	4,500	23,606
Toho Co. Ltd.	1,659	62,893
Toho Gas Co. Ltd.	300	5,785
Tohoku Electric Power Co., Inc.	6,819	31,911
Tokio Marine Holdings, Inc.	2,800	56,726
Tokyo Electric Power Co. Holdings, Inc.*	30,004	107,295
Tokyo Electron Ltd.	50	16,157
Tokyo Gas Co. Ltd.	14,059	254,501
Tokyo Ohka Kogyo Co. Ltd.	500	24,509
Tokyo Tatemono Co. Ltd.	1,600	22,027
Tokyu Corp.	2,700	33,842
Tokyu Fudosan Holdings Corp.	2,022	10,752
TOPPAN, Inc.	11,265	172,115
Toray Industries, Inc.	19,400	102,686
Toshiba Corp.	4,400	147,886
Toshiba TEC Corp.	391	10,354
Tosoh Corp.	10,841	126,092
TOTO Ltd.	1,080	36,725
Toyo Seikan Group Holdings Ltd.	9,421	107,618
Toyo Suisan Kaisha Ltd.	1,000	41,350
Toyo Tire Corp.	1,000	11,230
Toyoda Gosei Co. Ltd.	1,484	24,269
Toyota Boshoku Corp.	3,600	49,302
Toyota Industries Corp.	298	16,679
Toyota Motor Corp.	500	7,204
Toyota Tsusho Corp.	1,923	72,075
Trend Micro, Inc.	1,139	55,587
TS Tech Co. Ltd.	5,158	59,402
Tsumura & Co.	300	6,448
Tsuruha Holdings, Inc.	128	8,136
UBE Corp.	3,093	44,309
Ulvac, Inc.	200	8,499
Unicharm Corp.	877	31,946
United Urban Investment Corp. REIT(b)	14	15,471
Ushio, Inc.	2,001	25,554
USS Co. Ltd.	5,900	97,079
Yakult Honsha Co. Ltd.	1,700	106,600
Yamada Holdings Co. Ltd.	16,157	55,231
Yamaha Corp.	481	18,648
Yamaha Motor Co. Ltd.	3,800	92,998
Yamato Holdings Co. Ltd.	3,800	62,444
Yamato Kogyo Co. Ltd.	1,600	54,006
Yamazaki Baking Co. Ltd.	1,553	17,596
Yaoko Co. Ltd.	200	9,603
Yaskawa Electric Corp.	300	9,556
Yokogawa Electric Corp.	3,700	68,039
Yokohama Rubber Co. Ltd.	4,800	77,569
Zenkoku Hosho Co. Ltd.	638	23,318
Zensho Holdings Co. Ltd.	2,100	52,146
Zeon Corp.	3,359	31,895

(Cost $20,297,079)		19,193,933

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $24,688)	914	16,480

Luxembourg - 0.2%
ArcelorMittal SA	393	10,444
Eurofins Scientific SE	134	9,164
L’Occitane International SA	5,720	15,939
RTL Group SA(b)	1,355	55,193
Tenaris SA	736	12,667

(Cost $107,252)		103,407

Mexico - 0.0%
Fresnillo PLC(b)
(Cost $6,131)	731	7,814

Netherlands - 2.0%
Aalberts NV	607	23,500
Akzo Nobel NV	515	36,175
ASM International NV	15	4,000
ASR Nederland NV	836	37,436
BE Semiconductor Industries NV	89	5,553
CTP NV, 144A	307	3,313
EXOR NV*	96	7,421
Heineken Holding NV	658	48,815
Heineken NV	253	22,997
IMCD NV	255	36,562
JDE Peet’s NV	934	28,408
Koninklijke Ahold Delhaize NV	6,045	173,127
Koninklijke DSM NV	490	61,704
Koninklijke KPN NV	72,503	219,628
Koninklijke Philips NV	1,132	16,542
Koninklijke Vopak NV	363	10,559
NN Group NV	865	36,178
OCI NV	1,123	46,923
QIAGEN NV*	2,011	97,982
Randstad NV	2,983	168,930
Signify NV, 144A	639	21,225
Stellantis NV*	3,872	59,371
Universal Music Group NV	640	14,827
Wolters Kluwer NV	1,105	119,693

(Cost $1,292,072)		1,300,869

New Zealand - 1.0%
a2 Milk Co. Ltd.*	2,590	10,697
Auckland International Airport Ltd.*	6,399	31,954
Contact Energy Ltd.	15,093	70,213
Fisher & Paykel Healthcare Corp. Ltd.	1,869	27,396

Fletcher Building Ltd.	11,296	34,729
Infratil Ltd.	3,359	18,464
Kiwi Property Group Ltd.	78,228	45,186
Mainfreight Ltd.	2,166	96,189
Mercury NZ Ltd.	7,924	27,069
Meridian Energy Ltd.	15,304	46,529
Ryman Healthcare Ltd.	2,518	10,400
SKYCITY Entertainment Group Ltd.*	2,641	4,527
Spark New Zealand Ltd.	61,715	197,406

(Cost $648,812)		620,759

Norway - 1.4%
Aker ASA, Class A	141	10,761
Aker BP ASA	300	10,281
DNB Bank ASA	245	4,681
Equinor ASA	655	24,903
Gjensidige Forsikring ASA	3,557	67,493
Kongsberg Gruppen ASA	2,729	110,680
Leroy Seafood Group ASA	6,206	29,937
Mowi ASA	5,078	78,249
Norsk Hydro ASA	12,997	94,605
Orkla ASA	18,123	127,155
Salmar ASA	508	17,587
Telenor ASA	5,045	48,218
TOMRA Systems ASA	1,902	35,724
Var Energi ASA	7,028	25,445
Yara International ASA	3,802	171,585

(Cost $937,658)		857,304

Poland - 0.4%
Dino Polska SA, 144A*	377	30,210
KGHM Polska Miedz SA	593	15,126
Polski Koncern Naftowy ORLEN SA	15,696	225,765
Powszechny Zaklad Ubezpieczen SA	1,601	11,144

(Cost $320,674)		282,245

Portugal - 0.5%
EDP - Energias de Portugal SA	17,824	82,935
Galp Energia SGPS SA	7,635	92,646
Jeronimo Martins SGPS SA	5,944	129,749

(Cost $290,521)		305,330

Singapore - 4.1%
BOC Aviation Ltd., 144A	2,309	18,119
CapitaLand Ascendas REIT	74,136	150,945
CapitaLand Ascott Trust(a)	62,600	43,171
CapitaLand Integrated Commercial Trust REIT	90,474	136,672
Capitaland Investment Ltd.	21,100	56,511
City Developments Ltd.	2,600	15,729
ComfortDelGro Corp. Ltd.	154,444	138,631
DBS Group Holdings Ltd.	1,326	34,052
Frasers Logistics & Commercial Trust REIT	173,200	144,091
Genting Singapore Ltd.	113,200	72,696
Golden Agri-Resources Ltd.	396,200	83,849
Jardine Cycle & Carriage Ltd.	6,905	152,229
Kenon Holdings Ltd.	403	14,285
Keppel REIT	42,700	28,045
Keppel Corp. Ltd.	27,862	153,309
Keppel DC REIT	35,300	47,657
Mapletree Industrial Trust REIT	47,878	77,916
Mapletree Logistics Trust REIT	66,667	78,329
Mapletree Pan Asia Commercial Trust REIT	21,491	26,819
NETLINK NBN TRUST	63,400	39,790
Olam Group Ltd.	22,764	22,925
Oversea-Chinese Banking Corp. Ltd.	4,862	44,139
SATS Ltd.*	8,665	16,883
Sembcorp Industries Ltd.	45,553	106,378
SIA Engineering Co. Ltd.*(b)	7,700	12,587
Singapore Airlines Ltd.*(b)	16,200	65,022
Singapore Exchange Ltd.	29,980	198,000
Singapore Post Ltd.	96,700	36,696
Singapore Technologies Engineering Ltd.	55,928	139,993
Singapore Telecommunications Ltd.	37,066	73,575
StarHub Ltd.	40,800	31,859
Suntec Real Estate Investment Trust REIT	84,000	85,208
United Overseas Bank Ltd.	2,000	45,537

UOL Group Ltd.	7,229	35,135
Venture Corp. Ltd.	6,762	85,370
Wilmar International Ltd.	31,000	92,753

(Cost $2,699,494)		2,604,905

South Korea - 4.2%
AMOREPACIFIC Group	96	2,304
BGF retail Co. Ltd.	210	32,722
BNK Financial Group, Inc.	2,306	12,921
Cheil Worldwide, Inc.	4,238	77,925
CJ CheilJedang Corp.	214	64,094
CJ Corp.	328	19,075
CJ ENM Co. Ltd.	51	3,241
CJ Logistics Corp.*	91	6,100
Coway Co. Ltd.	374	16,334
Daewoo Engineering & Construction Co. Ltd.*	1,453	5,608
DB Insurance Co. Ltd.	1,056	49,723
DGB Financial Group, Inc.	2,164	12,995
DL E&C Co. Ltd.	309	9,805
DL Holdings Co. Ltd.	466	24,310
Doosan Bobcat, Inc.	370	9,973
E-MART, Inc.	49	3,422
GS Engineering & Construction Corp.	328	5,820
GS Holdings Corp.	2,398	88,367
GS Retail Co. Ltd.	174	3,932
Hana Financial Group, Inc.	1,164	39,319
Hankook Tire & Technology Co. Ltd.	1,470	37,897
Hanmi Pharm. Co. Ltd.	29	5,750

Hanwha Aerospace Co. Ltd.	200	11,010
Hanwha Corp.	908	20,000
HD Hyundai Co. Ltd.	661	32,327
Hite Jinro Co. Ltd.	897	17,786
Hotel Shilla Co. Ltd.	112	6,199
Hyundai Department Store Co. Ltd.	612	27,982
Hyundai Engineering & Construction Co. Ltd.	514	15,979
Hyundai Glovis Co. Ltd.	751	100,505
Hyundai Marine & Fire Insurance Co. Ltd.	1,922	44,011
Hyundai Mobis Co. Ltd.	381	61,533
Hyundai Motor Co.	109	13,968
Industrial Bank of Korea	3,913	33,230
Kangwon Land, Inc.*	754	14,321
KB Financial Group, Inc.	1,826	72,688
KEPCO Plant Service & Engineering Co. Ltd.	744	19,462
Kia Corp.	1,888	98,204
Korea Aerospace Industries Ltd.	240	8,826
Korea Electric Power Corp.*	2,343	36,775
Korea Gas Corp.	424	11,220
Korea Investment Holdings Co. Ltd.	93	4,069
Korea Zinc Co. Ltd.	121	57,800
Korean Air Lines Co. Ltd.*	566	10,922
KT&G Corp.	4,132	312,990
LG Corp.	1,432	91,315
LG Display Co. Ltd.	4,073	44,626
LG Electronics, Inc.	321	23,755
LG H&H Co. Ltd.	9	4,477
LG Innotek Co. Ltd.	118	27,781
LG Uplus Corp.	6,905	63,351
Lotte Chemical Corp.	159	22,123
Lotte Chilsung Beverage Co. Ltd.	150	17,857
Lotte Corp.	225	5,604
LOTTE Fine Chemical Co. Ltd.	120	5,687
Lotte Shopping Co. Ltd.	208	13,327
LS Corp.	229	13,057
NAVER Corp.	52	7,373
NH Investment & Securities Co. Ltd.	1,761	12,859
NHN Corp.*	266	4,982
NongShim Co. Ltd.	144	35,868
Orion Corp.	281	25,035
Ottogi Corp.	40	13,512
Pan Ocean Co. Ltd.	820	3,351
POSCO Holdings, Inc.	164	37,243
Posco International Corp.	1,156	21,037
S-1 Corp.	550	26,773
Samsung C&T Corp.	813	75,206
Samsung Card Co. Ltd.	164	4,017
Samsung Electro-Mechanics Co. Ltd.	287	30,684
Samsung Electronics Co. Ltd.	200	9,432
Samsung Engineering Co. Ltd.*	760	14,147
Samsung Fire & Marine Insurance Co. Ltd.	339	52,822
Samsung Life Insurance Co. Ltd.	216	12,021
Samsung SDS Co. Ltd.	391	37,800
Samsung Securities Co. Ltd.	193	5,151
Shinhan Financial Group Co. Ltd.	598	17,276
Shinsegae, Inc.	127	20,270
SK Hynix, Inc.	873	56,265
SK Networks Co. Ltd.	3,818	12,217
SK Telecom Co. Ltd.	2,278	86,363
SK, Inc.	105	17,436
S-Oil Corp.	688	45,489
Woori Financial Group, Inc.	9,681	95,426
Yuhan Corp.	382	16,915

(Cost $2,635,297)		2,693,374

Spain - 2.1%
Acciona SA	158	30,324
ACS Actividades de Construccion y Servicios SA	979	27,277
Aena SME SA, 144A*	68	8,633
Amadeus IT Group SA*	85	4,486
Banco Santander SA	2,643	7,757
Bankinter SA	1,995	12,925
CaixaBank SA	3,881	14,234

Corp ACCIONA Energias Renovables SA	308	12,007
EDP Renovaveis SA	312	7,084
Enagas SA	6,174	109,532
Endesa SA	5,548	101,111
Ferrovial SA	1,102	29,048
Iberdrola SA	7,208	80,006
Industria de Diseno Textil SA	542	13,874
Inmobiliaria Colonial Socimi SA REIT	1,079	6,527
Mapfre SA(b)	10,430	19,524
Merlin Properties Socimi SA REIT	3,754	34,285
Naturgy Energy Group SA	1,462	40,313
Red Electrica Corp. SA	14,206	245,664
Repsol SA	18,469	281,446
Telefonica SA	60,994	225,147

(Cost $1,378,186)		1,311,204

Sweden - 4.6%
Alfa Laval AB	1,644	45,895
Alleima AB*	4,996	19,119
Assa Abloy AB, Class B	3,562	79,599
Atlas Copco AB, Class B(b)	1,630	17,878
Axfood AB	2,494	66,000
Boliden AB	9,398	341,856
Castellum AB(b)	2,555	30,644
Electrolux AB, Class B(b)	3,630	50,557
Epiroc AB, Class A(b)	3,680	68,984
Epiroc AB, Class B	2,991	48,720
Essity AB, Class B	4,823	115,602
Fastighets AB Balder, Class B*	3,005	12,982

Getinge AB, Class B	441	10,000
H & M Hennes & Mauritz AB, Class B(b)	2,631	28,783
Hexagon AB, Class B	948	10,503
Holmen AB, Class B	2,299	92,682
Husqvarna AB, Class B	1,471	11,165
Industrivarden AB, Class A	9,237	232,142
Industrivarden AB, Class C	7,870	196,385
Indutrade AB	1,109	23,202
Investment AB Latour, Class B	808	15,510
Investor AB, Class A(b)	4,075	76,408
Investor AB, Class B	11,695	211,663
Kinnevik AB, Class B*	999	14,928
L E Lundbergforetagen AB, Class B	1,517	64,414
Lifco AB, Class B	319	5,370
Nibe Industrier AB, Class B	1,368	12,569
Saab AB, Class B	1,462	53,195
Sagax AB, Class B	717	15,512
Sagax AB, Class D	5,702	13,902
Sandvik AB	2,168	38,831
Securitas AB, Class B(b)	6,623	53,027
Skandinaviska Enskilda Banken AB, Class A	1,407	15,800
Skanska AB, Class B	1,889	29,839
SKF AB, Class B	2,464	40,055
Svenska Cellulosa AB SCA, Class B	6,832	90,399
Svenska Handelsbanken AB, Class A	1,324	13,117
Sweco AB, Class B	860	8,186
Swedbank AB, Class A	1,305	20,706
Swedish Match AB	2,938	31,684
Swedish Orphan Biovitrum AB*	1,233	26,258
Tele2 AB, Class B	13,810	120,205
Telefonaktiebolaget LM Ericsson, Class B	9,844	60,114
Telia Co. AB	39,176	105,142
Trelleborg AB, Class B	6,014	143,303
Volvo AB, Class A	690	12,928
Volvo AB, Class B	6,054	108,990
Volvo Car AB, Class B*(b)	4,871	23,561

(Cost $3,029,279)		2,928,314

Switzerland - 3.3%
ABB Ltd.	2,311	71,216
Accelleron Industries AG*	114	2,300
Adecco Group AG	1,696	56,697
Alcon, Inc.	384	25,819
Baloise Holding AG	332	49,587
Banque Cantonale Vaudoise	98	9,098
Barry Callebaut AG	30	60,551
Belimo Holding AG	58	26,146
BKW AG	232	29,781
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	5	52,060
Cie Financiere Richemont SA, Class A	607	79,033
Clariant AG*	2,654	42,341
Coca-Cola HBC AG*	1,784	42,810
DKSH Holding AG	2,087	155,526
Emmi AG	36	30,984
EMS-Chemie Holding AG	29	19,846
Flughafen Zurich AG*	115	18,830
Geberit AG	89	41,737
Georg Fischer AG	710	42,254
Givaudan SA	6	19,938
Glencore PLC	16,974	113,908
Helvetia Holding AG	181	20,100
Holcim AG*	3,011	154,097
Julius Baer Group Ltd.	51	2,882
Kuehne + Nagel International AG	155	37,190
Logitech International SA	354	20,755
Lonza Group AG	24	12,348
Nestle SA	130	15,328
Novartis AG	529	46,445
Partners Group Holding AG	20	19,418
PSP Swiss Property AG	1,375	150,092
Roche Holding AG	64	20,676
Schindler Holding AG	54	9,567
Schindler Holding AG Participation Certificates	107	19,895
SGS SA	27	62,346

SIG Group AG*	1,630	35,414
Sika AG	73	18,159
Sonova Holding AG	139	35,306
STMicroelectronics NV	283	10,506
Straumann Holding AG	73	8,244
Swatch Group AG - Bearer	393	103,040
Swatch Group AG - Registered	557	26,402
Swiss Life Holding AG	43	22,638
Swiss Prime Site AG	733	60,394
Swiss Re AG	278	24,574
Swisscom AG	174	92,812
Temenos AG	80	4,791
UBS Group AG	1,211	21,894
VAT Group AG, 144A	26	7,063
Zurich Insurance Group AG	60	28,522

(Cost $2,077,780)		2,081,360

United Kingdom - 10.2%
3i Group PLC	30,526	490,226
abrdn PLC(b)	25,627	59,329
Admiral Group PLC	3,846	92,795
Amcor PLC CDI	17,535	211,025
Anglo American PLC	3,757	152,459
Ashtead Group PLC	159	9,420
Associated British Foods PLC	1,768	33,288
Auto Trader Group PLC, 144A	18,465	124,419
Aviva PLC	6,635	35,107
B&M European Value Retail SA	7,086	34,540
BAE Systems PLC	21,153	207,222

Barratt Developments PLC	10,433	49,413
Bellway PLC	1,304	31,152
Berkeley Group Holdings PLC	362	16,429
BP PLC	2,484	14,717
British American Tobacco PLC	1,277	51,570
British Land Co. PLC REIT	32,854	154,273
BT Group PLC	52,233	75,516
Bunzl PLC	4,980	180,767
Burberry Group PLC	4,042	104,793
Centrica PLC	117,353	132,852
CNH Industrial NV	950	14,937
Compass Group PLC	1,419	31,635
ConvaTec Group PLC, 144A	9,014	24,711
Croda International PLC	633	51,216
Dechra Pharmaceuticals PLC	214	6,932
Derwent London PLC REIT	386	10,775
Diageo PLC	788	35,735
Direct Line Insurance Group PLC	18,454	45,866
DS Smith PLC	8,533	30,821
Endeavour Mining PLC	2,337	48,176
Evraz PLC(c)	4,559	0
Ferguson PLC	1,130	125,986
GSK PLC	6,768	113,388
Haleon PLC*	17,297	58,522
Halma PLC	1,447	37,429
Hargreaves Lansdown PLC	2,393	24,041
HomeServe PLC	4,806	68,167
Howden Joinery Group PLC	5,225	36,426
HSBC Holdings PLC	1,130	6,859
IMI PLC	1,086	17,434
Imperial Brands PLC	16,301	412,523
Informa PLC	4,891	35,775
InterContinental Hotels Group PLC	685	39,132
International Distributions Services PLC	2,144	5,832
Intertek Group PLC	992	47,787
ITV PLC	6,009	5,357
J Sainsbury PLC	18,536	49,138
Johnson Matthey PLC	4,256	105,880
Kingfisher PLC	9,756	28,012
Land Securities Group PLC REIT	21,818	159,588
Legal & General Group PLC	3,586	10,745
Lloyds Banking Group PLC	38,553	21,535
Mondi PLC	5,605	102,995
National Grid PLC	8,934	107,938
Next PLC	1,098	76,364
Pearson PLC	6,474	76,729
Pennon Group PLC	1,620	17,672
Pepco Group NV, 144A*	1,260	11,407
Persimmon PLC	1,555	23,556
Reckitt Benckiser Group PLC	555	39,313
RELX PLC	2,391	65,833
Renishaw PLC	60	2,638
Rentokil Initial PLC	5,944	38,324
Rightmove PLC	9,717	64,039
Rio Tinto PLC	3,442	228,934
RS GROUP PLC	10,619	116,092
Sage Group PLC	16,737	158,779
Schroders PLC	2,305	12,144
Segro PLC REIT	26,243	247,147
Severn Trent PLC	2,278	73,573
Shell PLC	193	5,617
Smith & Nephew PLC	3,025	39,105
Smiths Group PLC	5,227	98,882
Spirax-Sarco Engineering PLC	226	30,158
SSE PLC	12,811	260,659
St James’s Place PLC	665	9,103
Tate & Lyle PLC	2,293	19,956
Taylor Wimpey PLC	35,541	43,765
Tesco PLC	83,114	225,181
Unilever PLC	506	24,972
UNITE Group PLC REIT	2,855	31,365
United Utilities Group PLC	6,878	83,876
Vodafone Group PLC	140,083	153,212

Weir Group PLC	572	12,067
Whitbread PLC	223	6,862
WPP PLC	4,860	50,099

(Cost $6,864,433)		6,530,028

United States - 0.1%
Waste Connections, Inc.
(Cost $61,891)	587	84,060

TOTAL COMMON STOCKS (Cost $64,896,619)		62,865,869

PREFERRED STOCKS - 0.2%
Germany - 0.1%
Bayerische Motoren Werke AG	226	19,233
FUCHS PETROLUB SE	700	23,958
Henkel AG & Co. KGaA	520	36,644
Sartorius AG	11	4,036

(Cost $89,926)		83,871

South Korea - 0.1%
CJ CheilJedang Corp.	53	6,872
Hanwha Corp.	1,820	20,976
Hyundai Motor Co.	98	6,108
Samsung Fire & Marine Insurance Co. Ltd.	86	10,727

(Cost $48,356)		44,683

TOTAL PREFERRED STOCKS (Cost $138,282)		128,554

RIGHTS - 0.0%
France - 0.0%
ALD SA*, expires 12/20/22
(Cost $0)	1,157	989

WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)	826	$728

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(d)(e)
(Cost $325,090)	325,090	325,090

CASH EQUIVALENTS - 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74%(d)
(Cost $216,301)	216,301	216,301

TOTAL INVESTMENTS - 99.6% (Cost $65,576,292)		$63,537,531
Other assets and liabilities, net - 0.4%		256,289

NET ASSETS - 100.0%		$63,793,820

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2022 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2022	Value ($) at 11/30/2022

EQUITIES — 0.0%
Germany — 0.0%
DEUTSCHE BANK AG(f)
4,101	—	(4,457)	(1,511)	1,867	—	—	—	—
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 3.69%(d)(e)
731,962	—	(406,872)(g)	—	—	2,148	—	325,090	325,090
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 3.74%(d)
101,059	3,738,246	(3,623,004)	—	—	876	—	216,301	216,301

837,122	3,738,246	(4,034,333)	(1,511)	1,867	3,024	—	541,391	541,391

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2022 amounted to $757,820, which is 1.2% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $484,151.

(f)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2022.

CDI:	Chess Depositary Interests
CVA:	Credit Valuation Adjustment
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At November 30, 2022 the Xtrackers FTSE Developed ex US Multifactor ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Industrials	$13,745,981	21.8%
Materials	7,804,182	12.4
Consumer Staples	6,919,138	11.0
Financials	6,371,413	10.1
Consumer Discretionary	6,135,725	9.8
Utilities	5,323,071	8.4
Real Estate	4,747,355	7.5
Communication Services	4,092,007	6.5
Information Technology	2,690,300	4.3
Health Care	2,666,843	4.2
Energy	2,500,125	4.0

Total	$62,996,140	100.0%

At November 30, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
MINI TOPIX Index Futures	JPY	5	$69,930	$71,306	12/08/2022	$1,376
MSCI EAFE Futures	USD	7	636,106	692,930	12/16/2022	56,824

Total unrealized appreciation						$58,200

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of November 30, 2022.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$62,865,869	$—	$0	$62,865,869
Preferred Stocks(a)	128,554	—	—	128,554
Rights	989	—	—	989
Warrants	728	—	—	728
Short-Term Investments(a)	541,391	—	—	541,391
Derivatives(b)
Futures Contracts	58,200	—	—	58,200

TOTAL	$63,595,731	$—	$0	$63,595,731

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DEEF-PH1

R-089711-1 (5/24) DBX005195 (5/24)